UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
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Address            711 Fifth Avenue
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                   New York, New York 10022
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Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        May 1, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               21

Form 13F Information Table Value Total:                     $296,884,166
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated

     Explanatory Note: Certain 13(f) securities previously reported by Allen Holding Inc. by virtue of its relationship with Allen Operations LLC are no longer reported herein and, effective with the period ended December 31, 2006, will be reported separately by Allen Operations LLC.

           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BERKSHIRE HATHAWAY INC DEL    CL A             084670108   32,697,000          300
CARDICA INC                   COM              14141R101    1,221,568      224,141
COCA COLA CO                  COM              191216100  136,700,160    2,847,920
CONVERA CORP                  CL A             211919105   19,819,922    6,312,077
CONVERA CORP                  CL A             211919105      645,785      205,664
CONVERA CORP                  CL A             211919105    1,570,000      500,000
CONVERA CORP                  CL A             211919105    9,978,436    3,177,846
CONVERA CORP                  CL A             211919105      150,720       48,000
CONVERA CORP                  CL A             211919105    4,662,900    1,485,000
ELECTRO OPTICAL SCIENCES INC  COM              285192100      647,901      125,806
ELECTRO OPTICAL SCIENCES INC  COM              285192100      299,601       58,175
EXPEDIA INC DEL               COM              30212P105      399,136       17,219
EXPEDIA INC DEL               COM              30212P105   27,362,901    1,180,453
EXPEDIA INC DEL               COM              30212P105    1,980,128       85,424
GOOGLE INC                    CL A             38259P508    9,163,200       20,000
IAC INTERACTIVECORP           COM NEW          44919P300      649,328       17,219
IAC INTERACTIVECORP           COM NEW          44919P300   41,774,422    1,107,781
IAC INTERACTIVECORP           COM NEW          44919P300    3,221,339       85,424
MANNKIND CORP                 COM              56400P201    1,276,718       89,281
PRICELINE COM INC             COM NEW          741503403    2,279,528       42,800
PRICELINE COM INC             COM NEW          741503403      383,472        7,200



                                                         -------------
                                                          296,884,166
                                                         =============


           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                      300                 1          300
CARDICA INC                                 224,141                 1      224,141
COCA COLA CO                              2,847,920                 1    2,847,920
CONVERA CORP                  6,312,077                                  6,312,077
CONVERA CORP                                205,664                 1      205,664
CONVERA CORP                                500,000                 1      500,000
CONVERA CORP                              3,177,846                 1    3,177,846
CONVERA CORP                                 48,000                 1       48,000
CONVERA CORP                              1,485,000                 1    1,485,000
ELECTRO OPTICAL SCIENCES INC                125,806                 1      125,806
ELECTRO OPTICAL SCIENCES INC                 58,175                 1       58,175
EXPEDIA INC DEL                  17,219                                     17,219
EXPEDIA INC DEL                           1,180,453                 1    1,180,453
EXPEDIA INC DEL                              85,424                 1       85,424
GOOGLE INC                                   20,000                 1       20,000
IAC INTERACTIVECORP              17,219                                     17,219
IAC INTERACTIVECORP                       1,107,781                 1    1,107,781
IAC INTERACTIVECORP                          85,424                 1       85,424
MANNKIND CORP                                89,281                 1       89,281
PRICELINE COM INC                            42,800                 1       42,800
PRICELINE COM INC                             7,200                 1        7,200


